Subsequent Events U.S. Initial Public Offering (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended	9 Months Ended		3 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Shares Sold by Atlas [Member]	Sep. 30, 2013 Shares Sold by Kingsway [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Shares Sold by Atlas [Member]	Mar. 31, 2013 Subsequent Event [Member] Shares Sold by Kingsway [Member]	Mar. 31, 2013 Subsequent Event [Member] Shares Issued To Underwriters To Cover Over-Allotments [Member]
Date of U.S. Initial Public Offering					Feb. 11, 2013
Shares Sold in U.S. Initial Public Offering	4,125,000		1,500,000	2,625,000	4,125,000	1,500,000	2,625,000	451,500
Initial Public Offering, Price Per Share	$ 5.85				$ 5.85
U.S. Initial Public Offering	$ 9,750				$ 10,300
Additional Shares to be Purchased by Underwriters to Cover Overallotments					618,750
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.045	$ 0.045			$ 0.045
Preferred Stock, Dividend Rate, Percentage	4.50%	4.50%			4.50%